EQUITY INVESTMENTS - Schedule of Equity Investments (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019	Mar. 31, 2016
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 25,707	$ 26,533
Equity investments without readily determinable fair value	4,000	7,860
Total equity investments	29,707	34,393
Huansheng Photovoltaic (Jiangsu) Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 25,707	$ 26,533
Equity investments without readily determinable fair value			$ 9,200